S-K 1605, De-SPAC Background and Terms	Oct. 02, 2026
De Spac Transactions Background Summary Line Items
De-SPAC, Background, Negotiations Description [Text Block]	Summary of Other Targets

Target A

On March 13, 2026, a representative from ARC Group International Limited (“ARC”) reached out to SPAC to determine SPAC’s interest in a potential business combination with a Malaysia-based property technology company (“Target A”). On March 16, 2026, SPAC’s management team held an initial zoom meeting with Target A’s management team and representatives from ARC to introduce the SPAC team to Target A and to learn more about Target A. After the initial call, SPAC conducted further due diligence, which included industry research and a review of Target A’s materials, including the pitch deck and financial projections. SPAC entered into a non-disclosure agreement with Target A on March 24, 2026, and delivered a draft letter proposing a pre-money valuation of approximately $100 million on March 26. On March 31, Target A countered with a minimum pre-money valuation of approximately $150 million. After several additional discussions internally and with the Special Committee, on April 2, 2026, SPAC formally decided not to proceed further with a business combination with Target A due to the valuation gap and concerns relating to Target A’s business model.

Target B

On January 2, 2026, through a mutual contact introduction, the founder of a France-based integrated digital assets company operating across the blockchain and crypto value chain (“Target B”) initiated the contact with SPAC. On January 24, 2026, SPAC’s management team held an initial Zoom meeting with Target B’s co-founder, chief executive officer, and a director to introduce the SPAC team to Target B and to learn more about Target B’s business. Following the initial call, SPAC entered into a non-disclosure agreement with Target B, and Target B granted SPAC access to its data room. On the same day, SPAC and Target B entered into a letter of intent reflecting a preliminary valuation of approximately $300 million for Target B. During February and March 2026, SPAC conducted further due diligence on Target B’s business, including a review of the documents in the data room. On March 11, 2026, the SPAC team and the Special Committee scheduled a due diligence call with Target B’s management. After further due diligence and internal deliberation, on March 15, 2026, the Special Committee and SPAC’s management ultimately determined a valuation of $50 million for Target B and decided not to proceed with a potential business combination due to the valuation gap and concerns relating to Target B’s readiness to operate as a public company.

Target C

On December 2, 2025, an advisor of a South Korea-based artificial intelligence and edge computing company focused on AI, AIoT, edge computing and Physical AI (“Target C”), contacted SPAC’s chief executive officer to gauge his interest for a potential business combination with Target C. Following initial discussions, Target C provided SPAC with access to a virtual data room containing corporate, financial, legal, technical, and operational due diligence materials, including audited financial statements for fiscal years 2021 through 2024 and materials relating to its AI and AIoT project portfolio. On December 8, 2025, the parties executed a non-binding letter of intent reflecting a preliminary valuation of approximately $350 million for Target C. After further review of the due diligence materials and internal deliberation, on March 6, 2026, SPAC determined not to proceed with a potential business combination with Target C due to Target C’s early-stage financing profile and concerns regarding its readiness to operate as a public company.

Target D

On December 3, 2025, a mutual contact of SPAC’s chief executive officer and the chief executive officer of a Hong Kong based company focused on trading automation systems (“Target D”) reached out to SPAC regarding a potential business combination with Target D. On December 9, 2025, representatives of SPAC and Target D held an online meeting to discuss Target D’s business model, technology architecture, client base, valuation framework and post-acquisition integration considerations. Between December 12, 2025 and January 2, 2026, SPAC conducted due diligence on Target D, including industry research and engaged in the management discussions, and the parties exchanged drafts of a non-binding letter of intent, with the final version executed on January 2, 2026, reflecting a preliminary valuation of approximately $475 million for Target D. After further review of the due diligence materials and internal deliberation, on March 5, 2026, SPAC determined not to proceed with a potential business combination with Target D due to concerns regarding regulatory and execution risks associated with Target D’s trading automation business, the predictability of its revenue model, and its readiness to become a public company.

Target E

On December 3, 2025, a mutual contact of SPAC’s chief executive officer and the chief executive officer of a South Korea-based company focused on AI computation innovations (“Target E”) reached out to SPAC regarding a potential business combination with Target E. On December 4, 2025, representatives of SPAC and Target E held an online meeting during which Target E provided an overview of its AI computation platform, partnership arrangements and growth projections, and SPAC discussed the proposed acquisition structure and valuation benchmarks. Between December 4, 2025 and December 23, 2025, SPAC conducted due diligence on Target E, including industry research and engaged in the management discussions, and the parties exchanged drafts of a non-binding letter of intent, with the final version executed on December 23, 2025, reflecting a preliminary valuation of approximately $400 million for Target E. After further due diligence and internal deliberation, on March 5, 2026, SPAC determined not to proceed with a potential business combination with Target E due to concerns regarding the early stage of commercialization of Target E’s technology, limited visibility into near-term revenue growth, and the need for further validation of its valuation assumptions.

Target F

On December 24, 2025, through a mutual contact introduction, the founder of a Hong Kong-based advisory business company (“Target F”), initiated the discussion with SPAC regarding a potential business combination. On January 5, 2026, representatives of SPAC and Target F held an online meeting during which Target F provided an overview of its advisory business lines, institutional client base and senior management team, and SPAC discussed its SPAC listing pathway and post-acquisition integration strategy. On January 7, 2026, the parties executed a non-binding letter of intent, reflecting a preliminary valuation of approximately $600 million for Target F. After further due diligence and internal deliberation, on March 5, 2026, SPAC determined not to proceed with a potential business combination with Target F due to concerns regarding Target F’s business model and the scalability of its operations as a standalone public company.

Target G

On December 18, 2025, through a mutual contact introduction, the chief executive officer of SPAC initiated a discussion with a co-founder of a France-based Web3 payments company (“Target G”), for a potential business combination. During initial discussions, SPAC outlined its acquisition plans and proposed transaction structure. On December 20, 2025, the parties executed a non-binding letter of intent, reflecting a preliminary valuation of approximately $400 million for Target G. Subsequently, Target G’s co-founder shared a corporate presentation deck and provided a detailed walkthrough of the company’s current business operations, product offerings and growth outlook. After further review of Target G’s materials, including the presentation deck, and internal deliberation, on March 5, 2026, SPAC determined not to proceed with a potential business combination with Target G due to its early-stage business nature and concerns regarding its overall readiness to become a public company.

Target H

On December 16, 2025, a co-founder of a Hong Kong-based company (“Target H”) conducting Web3 decentralized physical infrastructure network, reached out to the chief executive officer of SPAC to discuss a potential business combination. During initial discussions, SPAC outlined its acquisition plans and proposed transaction structure, and Target H’s co-founder shared a corporate presentation deck and provided an overview of the company’s operations and market positioning. On December 20, 2025, the parties executed a non-binding letter of intent, reflecting a preliminary valuation of approximately $450 million for Target H. Following the execution of the letter of intent, SPAC engaged in further discussions with Target H’s co-founder to obtain additional detail on the company’s operating metrics and financial performance. After further review and internal deliberation, on March 5, 2026, SPAC determined not to proceed with a potential business combination with Target H due to concerns regarding the limited scalability of the company’s business model and related considerations regarding its ability to support the revenue growth necessary for a potential public company valuation.

Target I

On December 19, 2025, a co-founder of a UK-based developer tools company (“Target I”), reached out to the chief executive officer to discuss a potential business combination. During initial discussions, SPAC outlined its acquisition plans and proposed transaction structure, and Target I’s co-founder provided a preliminary overview of the company’s product suite and market positioning. On December 20, 2025, the parties executed a non-binding letter of intent, reflecting a preliminary valuation of approximately $450 million for Target I. Subsequently, Target I’s co-founder shared a corporate presentation deck with additional detail on the company’s technology platform and product roadmap. After further review of the presentation deck of Target I and internal deliberation, on March 5, 2026, SPAC determined not to proceed with a potential business combination with Target I due to its early-stage business nature, lack of a clear path to profitability, and limited visibility into near-term revenue growth.

Chronology of the Current Transaction

On January 6, 2026, following Mr. Shang Ju Lin’s acquisition of the remaining 99.9% of the equity interest in and control of CADV from Kogom Ltd., as described below, Mr. Lin, a director of CADV and former chief executive officer and director of SPAC, contacted Hao Yuan, the chief executive officer of SPAC, to introduce CADV and gauge SPAC’s preliminary interest in a potential business combination with CADV, a Polish company operating an AI-driven platform that analyzes user behavior in real time and personalizes digital experiences. During this initial outreach, Mr. Lin introduced CADV’s business and preliminary transaction rationale on a high-level, introductory basis. No specific transaction terms, including valuation, consideration structure, governance arrangements or post-closing roles, were agreed at that time.

On January 6, 2026, prior to Mr. Lin’s outreach to SPAC described above, Clomar Solutions Corp. (“Clomar”), which was subsequently renamed Kukugan Invest and is referred to herein as Parent, entered into an exchange agreement with Kogom Ltd., pursuant to which Clomar acquired 100% of the outstanding equity interests of CADV from Kogom Ltd. in exchange for 99,900 newly issued shares of Clomar ordinary shares, representing 99.9% of the total issued and outstanding shares of Clomar immediately following such exchange. On the same date, Kogom Ltd. and Mr. Lin entered into a Transfer Agreement pursuant to which Kogom Ltd. transferred those 99,900 shares of Clomar ordinary shares to Mr. Lin for consideration of US$100, making Mr. Lin the controlling, 99.9% shareholder of Clomar. Clomar subsequently re-domiciled from its prior jurisdiction to the Cayman Islands and changed its name to Kukugan Invest. As a result of these steps, Mr. Lin acquired control of Parent, and thus of CADV, on January 6, 2026, shortly before he contacted SPAC’s chief executive officer later that same day and approximately three and a half months before the Business Combination Agreement was signed on April 23, 2026.

De Spac Transactions Material Terms Line Items
De-SPAC Transaction, Accounting Treatment [Text Block]	Anticipated Accounting Treatment of the Business Combination

The Business Combination will be accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Kukugan Invest (formerly known as Clomar Solutions Corp.) will be treated as the accounting acquirer and Miluna as the accounting acquiree for financial reporting purposes. This determination was primarily based on the former shareholders of Kukugan Invest (through CADV) holding the majority of the voting power of PubCo, the senior management of CADV comprising all of the senior management of PubCo, the relative size of CADV’s operations, assets, and revenue compared to those of Miluna, and CADV’s operations comprising the ongoing operations of PubCo. Accordingly, for accounting purposes, the Business Combination will be treated as the equivalent of Kukugan Invest issuing shares for the net assets of Miluna, accompanied by a recapitalization. The net assets of Miluna will be stated at historical cost, with no goodwill or other intangible assets recorded.

De-SPAC, Federal Income Taxes Consequences, SPAC [Text Block]	U.S. Federal Income Tax Considerations to the Business Combination

For a discussion summarizing the U.S. federal income tax considerations of the exercise of redemption rights in connection with the Business Combination, the Merger, and the ownership and disposition of PubCo Ordinary Shares after the Business Combination, please see the section entitled “Material Tax Considerations — Material U.S. Federal Income Tax Considerations to U.S. Holders.”

Material Cayman Tax Considerations to the Business Combination

PubCo is a Cayman Islands exempted company. Exempted companies are Cayman Islands companies conducting business mainly outside the Cayman Islands and, as such, are exempted from complying with certain provisions of the Companies Act. As an exempted company, PubCo has applied for and received a tax exemption undertaking from the Cayman Islands government that, in accordance with Section 6 of the Tax Concessions Act (Revised) of the Cayman Islands, for a period of 30 years from the date of the undertaking (11 August 2025), no law which is enacted in the Cayman Islands imposing any tax to be levied on profits, income, gains or appreciations will apply to PubCo or its operations and, in addition, that no tax to be levied on profits, income, gains or appreciations or which is in the nature of estate duty or inheritance tax will be payable (i) on or in respect of PubCo’s shares, debentures or other obligations or (ii) by way of the withholding in whole or in part of a payment of dividend or other distribution of income or capital by PubCo to its shareholders or a payment of principal or interest or other sums due under a debenture or other obligation of PubCo.

De Spac Transactions Shareholder Rights Line Items
De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders are Entitled to Appraisal Rights [Flag]	true
De-SPAC, Security Holders Redemption Rights Summary [Text Block]	Redemption Rights

Pursuant to the SPAC Articles, a Public Shareholder may request to redeem all or a portion of its Public Shares for cash in connection with the Business Combination. As a Public Shareholder, you will be entitled to receive cash for any Public Shares to be redeemed only if you:

(a)	(i) hold Public Shares or (ii) hold Public Shares through SPAC Units and elect to separate your SPAC Units into the underlying Public Shares and Public Warrants prior to exercising your redemption rights with respect to the Public Shares;

(b)	submit a written request to Efficiency, including the legal name, phone number and address of the beneficial owner of the Public Shares for which redemption is requested, that SPAC redeem all or a portion of your Public Shares for cash; and

(c)	deliver the certificates for your Public Shares (if any) along with the redemption forms to Efficiency, physically or electronically through DTC.

Public Shareholders must complete the procedures for electing to redeem their Public Shares in the manner described above prior to 5:00 p.m., Eastern Time, on                   , 2026 (two business days before the initial scheduled date of the EGM) in order for their Public Shares to be redeemed.

39

Any Public Shareholder (who is not a Sponsor, Representative, or officer or director of SPAC) may elect to redeem all or a portion of the Public Shares held by them, regardless of if or how they vote in respect of the Business Combination Proposal, and regardless of whether they are a holder of record on the record date. If the Business Combination is abandoned, the Public Shares will be returned to the respective holder, broker or bank. If the Business Combination is consummated, and if a Public Shareholder properly exercises its redemption rights to redeem all or a portion of the Public Shares that it holds and timely delivers the certificates for its shares (if any) along with the redemption forms to Efficiency, SPAC will redeem such Public Shares for the Redemption Price, a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, calculated as of two business days prior to the consummation of the Business Combination including interest earned on the Trust Account (such interest shall be net of taxes payable), divided by the number of then issued Public Shares. The Insider Shares will be excluded from the pro rata calculation used to determine the per-share Redemption Price. For illustrative purposes, as of the Record Date, this would have amounted to approximately $                  per issued and outstanding Public Share. If a Public Shareholder exercises its redemption rights in full, then it will be electing to exchange its Public Shares for cash and will no longer own Public Shares.

If you hold the shares in “street name”, you will have to coordinate with your broker to have your shares certificated or delivered electronically. Shares that have not been tendered (either physically or electronically) in accordance with these procedures will not be redeemed for cash. There is a nominal cost associated with this tendering process and the act of certificating the shares or delivering them through DTC’s deposit withdrawal at custodian system. Efficiency will typically charge the tendering broker a nominal amount and it would be up to the broker to decide whether to pass this cost on to the redeeming shareholder. In the event the Business Combination is not consummated this may result in an additional cost to shareholders for the return of their Public Shares.

Any request for redemption, once made by a holder of Public Shares, may be withdrawn at any time up to the deadline for submitting redemption requests and thereafter, with SPAC’s consent, until the Closing. If a holder delivers his, her or its Public Shares for redemption to Efficiency and later decides to withdraw such request prior to the deadline for submitting redemption requests, the holder may request that Efficiency return the shares (physically or electronically).

Any corrected or changed written exercise of redemption rights must be received by Efficiency at least two business days prior to the initial scheduled date of the EGM. No request for redemption will be honored unless the holder’s Public Shares have been delivered (either physically or electronically) to Efficiency at least two business days prior to the initial scheduled date of the EGM.

Notwithstanding the foregoing, a Public Shareholder, together with any affiliate of such Public Shareholder or any other person with whom such Public Shareholder is acting in concert or as a partnership, limited partnership, syndicate or other group for the purposes of acquiring, holding, or disposing of Public Shares, will be restricted from redeeming its Public Shares with respect to more than an aggregate of 15% of the then issued Public Shares without the prior consent of SPAC. Accordingly, if a Public Shareholder, alone or acting in concert or as a partnership, limited partnership, syndicate or other group for the purposes of acquiring, holding, or disposing of Public Shares, seeks to redeem more than 15% of the then issued Public Shares, then any such shares in excess of that 15% limit would not be redeemed for cash.

Holders of the SPAC Warrants will not have redemption rights with respect to the SPAC Warrants.

The closing price of Public Shares on             , the Record Date, was $             . As of the Record Date, funds in the Trust Account totaled $              and were comprised entirely of U.S. government treasury obligations with a maturity of 185 days or less or of money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations, or approximately $             per issued and outstanding Public Share.

Prior to exercising redemption rights, Public Shareholders should verify the market price of the Public Shares as they may receive higher proceeds from the sale of their Public Shares in the public market than from exercising their redemption rights if the market price per share is higher than the Redemption Price. SPAC cannot assure its shareholders that they will be able to sell their Public Shares in the open market, even if the market price per share is higher than the Redemption Price, as there may not be sufficient liquidity in its securities when its shareholders wish to sell their Public Shares.

De-SPAC, Security Holders Appraisal Rights Summary [Text Block]	The Cayman Companies Act prescribes when shareholder appraisal rights will be available and sets the limitations on such rights. Where such rights are available, shareholders are entitled to receive fair value for their shares. However, regardless of whether such rights are or are not available, shareholders are still entitled to exercise the rights of redemption as set out herein. For more information, see the section entitled “Proposal No 2 — The Merger Proposal — Appraisal Rights under the Cayman Companies Act.”